Short Term Bank Loans	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Short Term Bank Loans
20.
SHORT TERM BANK LOANS

In November 2023 the Company established two lines of credit totaling RMB 80 million (approximately $11.2 million) with two banks in China. Against one line of credit of RMB 50 million (approximately $7.0 million) the Company drew down RMB 20 million (approximately $2.8 million) for 8 months due July 2024 at 3.7% interest. Against the second bank’s line of credit of RMB 30 million (approximately $4.2 million) the Company drew down RMB 10 million (approximately $1.4 million) for 6 months due May 2024 at 3.2% interest. In May 2024 the Company paid off the second bank’s loan of RMB 10 million (approximately $1.4 million) and in June 2024 the Company drew down an additional RMB 5 million (approximately $0.7 million) for 1 month due in July 2024 at 3.2%. In July 2024 the Company paid off RMB 20 million (approximately $2.8 million) from the first bank’s loan and RMB 5 million (approximately $0.7 million) from the second bank’s loan. There were no outstanding loans as of December 31, 2024.